AQR Small Cap Momentum Style Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell 2000® Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
I
Prospectus [Line Items]
Average Annual Return, Percent		17.09%	8.50%	10.94%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.98%	5.91%	8.47%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.60%	6.26%	8.33%
N
Prospectus [Line Items]
Average Annual Return, Percent		16.85%	8.23%	10.68%
R6
Prospectus [Line Items]
Average Annual Return, Percent		17.22%	8.61%	11.05%

[1]	*The Russell 3000® Total Return Index is provided so that investors may compare the performance of the Fund with the performance of the broad-based index that represents the overall domestic equity market.